Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Allowance of Credit Loss [Abstract]
Balance at beginning of the year	$ 634,321	$ 395,796
Addition	314,663	217,035
Foreign exchange translation	(20,901)	21,490
Balance at end of the year	$ 928,083	$ 634,321